Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2013